BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
On December 11, 2020, the company completed the three-for-two Share Split of its outstanding BEPC exchangeable shares by way of a subdivision of shares, whereby shareholders received an additional one-half of a BEPC exchangeable share for each BEPC exchangeable share held, resulting in the issuance of 57.4 million BEPC exchangeable shares. The BEPC class B shares and BEPC class C shares were concurrently split to reflect the Share Split, resulting in the issuance of 55 BEPC class B shares and 63.2 million BEPC class C shares. All share count and per share disclosures are presented on a post-split basis.
The BEPC exchangeable shares and the BEPC class B shares are classified as liabilities due to their exchange and cash redemption features. The BEPC exchangeable shares and the BEPC class B shares issued pursuant to the special distribution and the TerraForm Power acquisition were recognized at their fair value of $28.28 per share. Subsequent to initial recognition, the BEPC exchangeable shares and the BEPC class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at December 31, 2020, the BEPC exchangeable shares and the BEPC class B shares were remeasured to $43.15 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the consolidated statements of income (loss). During the year ended December 31, 2020, our shareholders exchanged 136,520 BEPC exchangeable shares for an equal number of BEP units resulting in a decrease of $4 million to our financial liability. The company paid dividends of $100 million on its BEPC exchangeable shares outstanding during the year ended December 31, 2020. Dividends on BEPC exchangeable shares are presented as interest expense in the statement of operating results.
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and BEPC class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (shares)	BEPC class B shares outstanding (shares)	BEP unit price ($)	BEPC exchangeable shares and BEPC class B shares ($ million)
As at December 31, 2019:	—	—	$—	$—
Share issuance	172,316,937	165	28.28	4,873
Share exchanges(1)	(136,520)	—	30.83	(4)
Remeasurement of liability	—	—	—	2,561
As at December 31, 2020:	172,180,417	165	$43.15	$7,430
(1)The unit price reflected here represents the weighted-average price of the BEP units exchanged during the period and is calculated based on the NYSE closing price per unit on the date of exchange.
Similar to BEPC exchangeable shares and BEPC class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 189.6 million BEPC class C shares issued and outstanding as at December 31, 2020.